Schedule of Net Investment Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 415,927	$ 409,919	$ 408,013
Investment expenses	14,814	12,836	9,082
Net investment income	401,113	397,083	398,931
Adjustments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net investment income		397,083
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	345,299	330,253	334,931
Commercial Mortgage Loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	56,510	69,360	63,028
Cash And Short Term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	1,718	1,007	511
Other investment (loss) income
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	8,421	8,845	$ 9,543
Common Stock
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	224
Fixed maturities, at fair value option
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 3,755	$ 454